Stock Option and Award Plans and Stock-Based Compensation (Tables)	12 Months Ended
Feb. 01, 2014
Non-Cash Stock Compensation Expense

The table below summarizes the types of stock compensation:

	(in thousands)
	Year Ended
Type of Non-Cash Stock Compensation	February 1, 2014	February 2, 2013	January 28, 2012
Stock Option Modification (a)	$6,089	$—	$—
Stock Option Grants (b)	3,971	2,260	4,610
Restricted Stock Issuances (b)	143	487	1,187

Total (c)	$10,203	$2,747	$5,797

(a)	Represents non-cash compensation related to the modification of outstanding stock options granted under the 2006 Plan during the Fiscal 2013 which is included in the line item “Stock Option Modification Expense” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).
(b)	Included in the line item “Selling and Administrative Expenses” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).
(c)	The tax benefit related to the Company’s non-cash stock compensation was $5.1 million, $1.0 million, and $2.3 during Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively.

Stock Option Transactions

Stock option transactions for the eight month period ended October 2, 2013 are summarized as follows:

	Number of Units	Weighted Average Exercise Price Per Unit
Options Outstanding February 2, 2013	424,231	$6.96
Options Issued	175,500	4.55
Options Exercised (a)	(117,588)	1.96
Options Forfeited	(56,402)	6.82
Cancellation of Class A Units	(425,741)	2.95

Options Outstanding October 2, 2013	—	$—

(a)	Options exercised during the eight months ended October 2, 2013 had a total intrinsic value of $9.2 million.

 Stock option transactions during the four months ended February 1, 2014 are summarized below:

	Number of Shares	Weighted Average Exercise Price Per Share
Options Outstanding October 2, 2013	4,683,151	$2.95
Options Issued	52,761	26.96
Options Exercised (b)	(27,598)	1.55
Options Forfeited	(88,991)	2.01

Options Outstanding February 1, 2014	4,619,323	$3.25

(b)	Options exercised during the four months ended February 1, 2014 had a total intrinsic value of $0.8 million.

Non-Vested Stock Option Share Transactions

Non-vested stock option share transactions during the eight months ended October 2, 2013 are summarized below:

	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Non-Vested Options Outstanding, February 2, 2013	255,457	$3.06
Non-Vested Options Granted	175,500	5.64
Non-Vested Options Vested	(61,051)	3.05
Non-Vested Options Forfeited	(22,263)	3.41
Cancellation of Class A Units	(347,643)	3.73

Non-Vested Options Outstanding, October 2, 2013	—	$—

Stock option transactions during the four months ended February 1, 2014 are summarized below:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Non-Vested Options Outstanding, October 2, 2013	3,824,073	$3.73
Non-Vested Options Granted	52,761	10.96
Non-Vested Options Vested	(276,432)	0.62
Non-Vested Options Forfeited	(72,602)	2.48

Non-Vested Options Outstanding, February 1, 2014	3,527,800	$4.13

Information about Options to Purchase Shares

The following table summarizes information about the options to purchase shares that were outstanding under the 2006 Plan as well as options that were exercisable under the 2006 Plan as of February 1, 2014:

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding At February 1, 2014	Weighted Average Remaining Contractual Life (Years)	Number Exercisable at February 1, 2014	Weighted Average Remaining Contractual Life (Years)
$0.79 - $0.94	1,761,067	6.5	637,343	5.4
$1.65	14,674	3.6	—	—
$3.17	524,524	6.1	259,510	4.7
$4.55 - $5.91	2,266,297	8.9	194,670	5.8
$26.96	52,761	10.0	—	—

	4,619,323		1,091,523

Stock Options Vested and Expected to Vest

The following table summarizes information about the stock options vested and expected to vest during the contractual term:

Exercise Prices	Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
Vested and Expected to Vest as of February 1, 2014	4,445,723	7.7	$3.23

Weighted Average Assumptions Used to Estimate Fair Value of Each Stock Option Granted

The fair value of each stock option granted was estimated on the date of grant using the Monte Carlo Simulation option pricing model through the date of the Offering and the Black Scholes option pricing model from the date of the Offering through February 1, 2014. The fair value of each stock option granted was estimated using the following assumptions:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Risk-Free Interest Rate	1.7 – 2.09%	1.0 – 1.3%	1.3 – 3.4%
Expected Volatility	36.8 – 38.0%	35.00%	31.10%
Expected Life (years)	6.25 – 7.4	6.6	6.4 – 9.3
Contractual Life (years)	10.0	10.0	10.0
Expected Dividend Yield	0.0%	0.0%	0.0%
Weighted Average Grant Date Fair Value of Options Issued at an exercise price of:
$2.78	N/A	N/A	$3.11
$4.55	5.64	$2.56	$2.46
$5.91	N/A	$4.31	N/A
$10.91	N/A	$2.78	$1.67
$10.96	N/A	N/A	$1.85
$26.96	10.96	N/A	N/A

Award Grant Vesting and Forfeiture

Award Grant, Vesting and Forfeiture transactions during the eight month period ended October 2, 2013 are summarized as follows:

	Number of Awards	Weighted Average Grant Date Fair Value Per Awards
Non-Vested Awards Outstanding, February 2, 2013	5,000	$5.56
Awards Granted	—	—
Awards Vested	—	—
Cancellation of Class A Units	(5,000)	5.56

Non-Vested Awards Outstanding, October 2, 2013	—	$—

 Award Grant, Vesting and Forfeiture transactions during the four months ended February 1, 2014 are summarized below:

	Number of Shares	Weighted Average Exercise Price Per Share
Non-Vested Awards Outstanding, October 2, 2013	55,000	$5.56
Awards Granted	26,396	27.22
Awards Vested	—	—

Non-Vested Awards Outstanding, February 1, 2014	81,396	$12.58